The Company - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions									1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 04, 2020 € / shares shares	Oct. 15, 2019 EUR (€) shares	Oct. 15, 2019 USD ($) $ / shares shares	Oct. 11, 2019 EUR (€) € / shares shares	Oct. 11, 2019 USD ($) $ / shares shares	Apr. 08, 2019 EUR (€) € / shares shares	Apr. 08, 2019 USD ($) $ / shares shares	Sep. 30, 2016	Feb. 29, 2020 EUR (€)	Sep. 30, 2016 Patient	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 Director shares
Disclosure Of Company [Line items]
Shares issued												3,976,271
Exchange rate	1.0999
Proceeds from offering of shares		€ 130.7	$ 143.0	€ 130.7	$ 143.0	€ 72.1	$ 81.0
Number of directors after additions | Director												9
Common Shares [member]
Disclosure Of Company [Line items]
Underwritten ordinary shares	7,500,000	9,484,066	9,484,066			6,000,000	6,000,000
Shares issued		1,368,667	1,368,667	7,914,622	7,914,622
Share offering price | € / shares	€ 18.63
Number of additional shares issued	2,964,419	1,368,667	1,368,667	9,484,066	9,484,066
Proceeds from offering of shares | €									€ 136.4		€ 136.4
American depositary receipts [member] | Common Shares [member]
Disclosure Of Company [Line items]
Shares issued		2,737,334	2,737,334	15,829,244	15,829,244
Share offering price | $ / shares			$ 6.59
Exchange rate		1.0945	1.0945	1.0945	1.0945	1.1233	1.1233
Public offering [member] | Common Shares [member]
Disclosure Of Company [Line items]
Shares issued	4,535,581					2,447,500	2,447,500
Public offering [member] | American depositary receipts [member]
Disclosure Of Company [Line items]
Share offering price | $ / shares			$ 6.59
Public offering [member] | American depositary receipts [member] | Common Shares [member]
Disclosure Of Company [Line items]
Shares issued						4,895,000	4,895,000
Share offering price | $ / shares					$ 6.59		$ 6.75
Concurrent private placement [member] | Common Shares [member]
Disclosure Of Company [Line items]
Shares issued				1,569,444	1,569,444
Share offering price | € / shares				€ 12.04
Private Placement [Member] | Common Shares [member]
Disclosure Of Company [Line items]
Shares issued						3,552,500	3,552,500
Share offering price | € / shares						€ 12.02
Proceeds from offering of shares						€ 72.1	$ 81.0
Viaskin Peanut [member] | Bottom of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated												4 years
Viaskin Peanut [member] | Top of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated												11 years
Viaskin Milk [member]
Disclosure Of Company [Line items]
Number of patients evaluated | Patient										198
Viaskin Milk [member] | Bottom of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated								2 years
Viaskin Milk [member] | Top of range [member]
Disclosure Of Company [Line items]
Age of patients evaluated								17 years